UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

THE MERGER FUND VL

SEMI-ANNUAL REPORT

JUNE 30, 2009

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of June 30, 2009

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of June 30, 2009

Chart 6

MERGER ACTIVITY
1999 – 2009

Source: Securities Data Corp.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2009
(Unaudited)

As a shareholder of The Merger Fund VL (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 for the period 1/1/09 – 6/30/09.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/09	Value 6/30/09	Period 1/1/09 – 6/30/09*
Actual + (1)	$1,000.00	$1,069.80	$29.77
Hypothetical ++ (2)	$1,000.00	$996.03	$28.70

+	Excluding dividends on securities sold short and borrowing expense on securities sold short, your actual cost of investment in the Fund would be $7.18.
++	Excluding dividends on securities sold short and borrowing expense on securities sold short and interest expense, your hypothetical cost of investment in the Fund would be $7.00.
(1)	Ending account values and expenses paid during period based on a 6.98% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 5.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares		Value
COMMON STOCKS — 70.30%
	ACQUISITION CORPORATIONS — 9.56%
12,200	GHL Acquisition Corp. (a) (e)	$119,194
900	Hicks Acquisition Co. I, Inc. (a)	8,631
11,800	Liberty Acquisition Holdings Corp. (a) (e)	106,908
14,500	Sapphire Industrials Corp. (a) (e)	141,665
6,700	Triplecrown Acquisition Corp. (a)	64,320
5,800	United Refining Energy Corp. (a)	56,724
		497,442
	BREWERS — 2.31%
12,900	Lion Nathan Ltd. (b)	120,268
	BROADCASTING & CABLE TV — 0.02%
1,100	CC Media Holdings, Inc. (a) (e)	1,100
	CABLE & SATELLITE TV — 5.11%
9,950	Liberty Media Corporation Series A (a) (b)	266,162
	COAL & CONSUMABLE FUELS — 0.43%
800	Foundation Coal Holdings Inc.	22,488
	COMMODITY CHEMICALS — 2.16%
19,000	NOVA Chemicals Corp. (b)	112,670
	COMMUNICATIONS EQUIPMENT — 0.29%
600	Emulex Corp. (a)	5,868
18,900	Nextwave Wireless Inc. (a)	9,151
		15,019
	COMPUTER HARDWARE — 5.45%
30,800	Sun Microsystems, Inc. (a) (c)	283,976
	COMPUTER STORAGE & PERIPHERALS — 1.03%
1,600	Data Domain, Inc. (a)	53,360
	DATA PROCESSING & OUTSOURCED SERVICES — 3.08%
6,200	Metavante Technologies Inc. (a) (b)	160,332
	DIVERSIFIED CHEMICALS — 1.28%
13,283	Huntsman Corporation	66,813
	FERTILIZERS & AGRICULTURAL CHEMICALS — 0.85%
600	CF Industries Holdings Inc.	44,484

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2009
(Unaudited)

Shares		Value
	FOOD DISTRIBUTORS — 0.91%
6,300	ABB Grain Ltd.	$47,212
	HIGHWAY & RAILTRACKS — 0.85%
650	Societe des Autoroutes PRR	44,189
	HOME BUILDING — 1.74%
10,700	Centex Corp.	90,522
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.22%
2,450	NRG Energy, Inc. (a)	63,602
	INTEGRATED OIL & GAS — 2.19%
2,968	Petro-Canada (b)	114,031
	INTEGRATED TELECOMMUNICATION SERVICES — 5.01%
6,200	Embarq Corporation (b)	260,772
	MEDIA — 0.26%
546	DirecTV Group, Inc. (a)	13,492
	MOVIES & ENTERTAINMENT — 0.83%
8,900	Live Nation Inc. (a)	43,254
	OIL & GAS EXPLORATION & PRODUCTION — 2.29%
28,600	UTS Energy Corp. (a)	38,604
15,600	Verenex Energy Inc. (a)	80,471
		119,075
	OIL & GAS STORAGE & TRANSPORTATION — 2.54%
6,300	Magellan Midstream Holdings LP (d)	132,174
	PACKAGED FOODS & MEATS — 1.42%
10,100	Sadia SA ADR	74,134
	PHARMACEUTICALS — 15.28%
13,335	Schering Plough Corp. (b)	334,975
10,147	Wyeth (b)	460,573
		795,548
	REINSURANCE — 1.09%
2,067	IPC Holdings Ltd.	56,512
	SOFT DRINKS — 1.56%
2,400	Pepsi Bottling Group Inc.	81,216

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2009
(Unaudited)

Shares		Value
	WIRELESS TELECOMMUNICATION SERVICES — 1.54%
9,600	Centennial Communications Corp. (a)	$80,256
	TOTAL COMMON STOCKS (Cost $3,460,688)	3,660,103
PREFERRED STOCKS — 5.04%
	DIVERSIFIED FINANCIAL SERVICES — 2.83%
7,900	Citigroup Inc. Preferred Series F (e)	147,572
	INSURANCE CARRIERS AND RELATED ACTIVITIES — 2.21%
6,100	Citigroup Inc. Preferred Series AA (b)	114,802
	TOTAL PREFERRED STOCKS (Cost $242,200)	262,374

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS — 0.79%
	Citigroup Inc.
42	Expiration: July, 2009, Exercise Price: $5.00	9,156
7	Expiration: September, 2009, Exercise Price: $5.00	1,652
	DirecTV Group, Inc.
2	Expiration: December, 2009, Exercise Price: $30.00	1,240
	DISH Network
18	Expiration: September, 2009, Exercise Price: $17.50	4,230
	Energy Select Sector SPDR Fund
3	Expiration: September, 2009, Exercise Price: $55.00	2,385
	Health Care Select Sector SPDR Fund
9	Expiration: September, 2009, Exercise Price: $27.00	1,260
	Materials Select Sector SPDR Fund
13	Expiration: September, 2009, Exercise Price: $30.00	5,980
	Technology Select Sector SPDR Fund
5	Expiration: July, 2009, Exercise Price: $18.00	150
	Time Warner Cable
19	Expiration: October, 2009, Exercise Price: $29.00	8,930
	Viacom Inc. Class B
18	Expiration: September, 2009, Exercise Price: $25.00	6,300
	TOTAL PURCHASED PUT OPTIONS (Cost $42,485)	41,283

Shares
ESCROW NOTES — 0.15%
18,300	Price Communications Liquidating Trust (a)(f)	7,869
	TOTAL ESCROW NOTES (Cost $7,869)	7,869

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2009
(Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS — 0.02%
	MONEY MARKET FUNDS — 0.02%
$961	First American Government Obligations Fund	$961
	TOTAL SHORT-TERM INVESTMENTS (Cost $961)	961
	TOTAL INVESTMENTS (Cost $3,754,203) — 76.30%	$3,972,590

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2009
(Unaudited)

Shares		Value
600	Agrium, Inc.	$23,934
867	Alpha Natural Resources Inc.	22,776
8,496	CenturyTel, Inc.	260,827
97,374	Citigroup Inc.	289,201
6,946	DirecTV Group, Inc.	171,636
1,161	Exelon Corporation	59,455
8,370	Fidelity National Information Services	167,065
3,984	Magellan Midstream Partners LP	138,484
7,689	Merck & Co, Inc.	214,984
680	Pepsico, Inc.	37,373
2,019	Perdigao SA - ADR	77,085
9,991	Pfizer Inc.	149,865
10,440	Pulte Homes Inc.	92,185
3,826	Suncor Energy, Inc.	116,081
6,431	Ticketmaster Entertainment Inc.	41,287
2,319	Validus Holdings Ltd.	50,972
2,820	Viterra Inc.	24,487
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,675,238)	$1,937,697

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2009
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	Citigroup Inc.
42	Expiration: July, 2009, Exercise Price: $5.00	$42
7	Expiration: September, 2009, Exercise Price: $5.00	21
	Data Domain, Inc.
6	Expiration: July, 2009, Exercise Price: $30.00	2,040
5	Expiration: July, 2009, Exercise Price: $32.50	550
2	Expiration: September, 2009, Exercise Price: $35.00	80
	DirecTV Group, Inc.
2	Expiration: December, 2009, Exercise Price: $30.00	50
	Emulex Corp.
4	Expiration: July, 2009, Exercise Price: $10.00	260
	Huntsman Corporation
31	Expiration: August, 2009, Exercise Price: $5.00	1,705
	Sun Microsystems, Inc.
162	Expiration: July, 2009, Exercise Price: $10.00	324
24	Expiration: October, 2009, Exercise Price: $10.00	60
16	Expiration: January, 2010, Exercise Price: $10.00	56
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $8,217)	$5,188

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009
(Unaudited)

ASSETS:
Investments, at value (Cost $3,754,203)		$3,972,590
Deposit at brokers for securities sold short		1,500,147
Receivable from brokers for proceeds on securities sold short		1,816,847
Receivable for investments sold		188,648
Receivable for swap contracts		3,930
Receivable from the investment adviser		25,710
Dividends and interest receivable		28
Prepaid expenses		352
Total Assets		7,508,252
LIABILITIES:
Securities sold short, at value (Proceeds of $1,675,238)	$1,937,697
Written option contracts, at value (Premiums received $8,217)	5,188
Payable to custodian	98,171
Payable for investments purchased	171,978
Payable for forward currency exchange contracts	9,990
Payable for swap contracts	15,607
Payable for fund shares redeemed	67
Dividends and interest payable	3,999
Accrued expenses and other liabilities	59,278
Total Liabilities		2,301,975
NET ASSETS		$5,206,277
NET ASSETS Consist Of:
Accumulated undistributed net investment income		$235,319
Accumulated undistributed net realized gain on investments,
securities sold short, written option contracts expired or closed, swap contracts, foreign currency translation, and forward
currency exchange contracts		112,187
Net unrealized appreciation (depreciation) on:
Investments	$218,387
Securities sold short	(262,459)
Written option contracts	3,029
Swap contracts	(11,677)
Foreign currency translation	(36)
Forward currency exchange contracts	(9,990)
Net unrealized depreciation		(62,746)
Paid-in capital		4,921,517
Total Net Assets		$5,206,277
NET ASSET VALUE, offering price and redemption price per share
($5,206,277 / 492,555 shares of beneficial interest outstanding)		$10.57

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009
(Unaudited)

INVESTMENT INCOME:
Interest		$6,589
Dividend income on long positions
(net of foreign withholding taxes of $99)		51,411
Total investment income		58,000
EXPENSES:
Investment advisory fee	$33,124
Transfer agent and shareholder servicing agent fees	11,344
Federal and state registration fees	436
Professional fees	42,525
Trustees’ fees and expenses	11,946
Custody fees	695
Administration fee	19,729
Fund accounting fees and expenses	24,061
Reports to shareholders	3,439
Miscellaneous expenses	181
Borrowing expense on securities sold short	88,433
Dividends on securities sold short (net of foreign withholding taxes of $274)	28,265
Total expenses before reimbursement by adviser		264,178
Expense reimbursement by adviser (Note 3)		(110,382)
Net expenses		153,796
NET INVESTMENT LOSS		(95,796)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	241,195
Securities sold short	(13,757)
Written option contracts expired or closed	43,069
Swap contracts	(32,000)
Foreign currency translation	(4,509)
Forward currency exchange contracts	11,421
Net realized gain		245,419
Change in unrealized appreciation (depreciation) on:
Investments	486,024
Securities sold short	(278,491)
Written option contracts	2,589
Swap contracts	21,870
Foreign currency translation	(4)
Forward currency exchange contracts	(18,100)
Net change in unrealized depreciation		213,888
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		459,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$363,511

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2009
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$363,511
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized (gain) loss on:
Investments	(241,195)
Securities sold short	13,757
Written option contracts expired or closed	(43,069)
Change in unrealized appreciation on investments,
securities sold short and written option contracts	(210,122)
Amortization and accretion of premium and discount	(3,480)
Changes in assets and liabilities:
Deposit at brokers for securities sold short	(751,539)
Receivable from brokers for proceeds on securities sold short	(1,297,127)
Receivable for forward currency exchange contracts	18,100
Receivable for investments sold	(185,272)
Receivable for swap contracts	(21,870)
Receivable from the investment adviser	(10,970)
Dividends and interest receivable	4,559
Prepaid expenses	38,820
Payable for dividends on securities sold short	(2,036)
Payable for investments purchased	73,667
Payable for written option contracts	123
Payable for fund shares redeemed	10
Accrued expenses and other liabilities	(18,721)
Purchases of investments	(16,099,492)
Proceeds from sale of investments	16,548,459
Proceeds from securities sold short transactions	2,813,288
Cover securities sold short transactions	(1,668,700)
Premiums received on written option contracts	372,665
Written option contracts closed or exercised	(323,854)
NET CASH USED BY OPERATING ACTIVITIES	(630,488)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	726,307
Payment on shares redeemed	(781,235)
NET CASH USED BY FINANCING ACTIVITIES	(54,928)
NET CHANGE IN CASH AND CASH EQUIVALENTS FOR THE PERIOD	(685,416)

CASH, BEGINNING OF PERIOD	587,245

CASH, END OF PERIOD	$(98,171)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)
Net investment loss	$(95,796)	$(65,851)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
foreign currency translation, and forward currency
exchange contracts	245,419	315,603
Change in unrealized appreciation (depreciation) on
investments, securities sold short, written option contracts, swap contracts, foreign currency translation, and forward
currency exchange contracts	213,888	(113,214)
Net increase in net assets resulting from operations	363,511	136,538

Distributions to shareholders from:
Net realized gains	—	(214,451)
Total distributions	—	(214,451)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	(54,928)	491,664
Net increase in net assets	308,583	413,751

NET ASSETS:
Beginning of period	4,897,694	4,483,943
End of period (including accumulated undistributed
net investment income of $235,319
and $331,115, respectively)	$5,206,277	$4,897,694

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS

	Six Months							For the Period
	Ended							May 26, 2004(1)
	June 30,		Year Ended December 31,					through
	2009		2008		2007	2006	2005	December 31, 2004
Per Share Data:	(Unaudited)
Net Asset Value,
beginning of period	$9.88		$9.96		$11.56	$10.96	$10.60	$10.00
Income from investment operations:
Net investment income (loss)	(0.19)		(0.13)		0.03	(0.02)	(0.05)	(0.02)
Net realized and unrealized
gain on investments	0.88		0.50		0.20	1.83	0.53	0.62
Total from
investment operations	0.69		0.37		0.23	1.81	0.48	0.60
Less distributions from:
Net realized gains	—		(0.45)		(1.83)	(1.21)	(0.12)	—
Total distributions	—		(0.45)		(1.83)	(1.21)	(0.12)	—
Net Asset Value, end of period	$10.57		$9.88		$9.96	$11.56	$10.96	$10.60
Total Return	6.98	%(3)	3.79	%(4)	2.11%	16.55%	4.53%	6.00	%(3)
Supplemental data and ratios:
Net assets, end of period (000’s)	$5,206		$4,898		$4,484	$3,794	$5,574	$1,362
Ratio of operating expenses to
average net assets including
interest expense, dividends
on securities sold short and
borrowing expense on
securities sold short:
Before expense waiver	9.97	%(2)	7.85%		8.53%	8.06%	7.40%	43.30	%(2)
After expense waiver	5.80	%(2)	2.98%		4.27%	3.43%	2.39%	1.62	%(2)
Ratio of operating expenses to
average net assets excluding
interest expense, dividends
on securities sold short and
borrowing expense on
securities sold short:
Before expense waiver	5.57	%(2)	6.27%		5.66%	6.03%	6.41%	43.08	%(2)
After expense waiver	1.40	%(2)	1.40%		1.40%	1.40%	1.40%	1.40	%(2)
Ratio of net investment loss
to average net assets
Before expense waiver	(7.78	)%(2)	(6.28)%		(5.52)%	(5.99)%	(5.58)%	(42.14	)%(2)
After expense waiver	(3.61	)%(2)	(1.41)%		(1.26)%	(1.36)%	(0.57)%	(0.46	)%(2)
Portfolio turnover rate(5)	353.60	%(3)	743.72%		418.22%	555.55%	497.59%	501.71	%(3)

(1)	Commencement of Operations.
(2)	Annualized.
(3)	Not Annualized.
(4)	The return would have been 3.06% without the expense credit from the service provider.
(5)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding securities sold short). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2009 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund VL (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund commenced operations on May 26, 2004.  The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage.  Shares of the Fund are not offered directly to the public.  The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.  At June 30, 2009, 73.2% of the shares outstanding of the Fund were owned by one insurance company.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were available to be issued.

A.	Investment Valuation

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sale price. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), subject to the supervision of the Board of Trustees, reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At June 30, 2009, fair-valued long securities represented 0.20% of investments, at value.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed common stock (long and short), preferred stock, options (purchased and written) and short-term investments.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include equity swaps and forward currency exchange contracts.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include escrow notes that are fair valued by the Fund.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2009. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Common Stock	$3,660,103	$—	$—	$3,660,103
Preferred Stock	262,374	—	—	262,374
Purchased Put Options	41,283	—	—	41,283
Escrow Notes	—	—	7,869	7,869
Short-Term Investments	961	—	—	961
Total Investments in Securities	$3,964,721	$—	$7,869	$3,972,590

Securities Sold Short	$1,937,697	$—	$—	$1,937,697
Written Option Contracts	5,188	—	—	5,188
Swap Contracts*	—	(11,677)	—	(11,677)
Forward Currency Exchange Contracts*	—	(9,990)	—	(9,990)

*	Swap contracts and forward currency exchange contracts are valued at the unrealized depreciation on the instrument.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Description	in Securities
Balance as of December 31, 2008	$21,974
Accrued discounts/premiums	—
Realized gain (loss)	(21,267)
Change in unrealized
appreciation (depreciation)	16,554
Net purchases (sales)	(9,392)
Transfers in and/or out of Level 3	—
Balance as of June 30, 2009	$7,869

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities. This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (“FAS 133”) and how derivative instruments affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2009:

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives Not Accounted For as	Balance		Balance Sheet
Hedging Instruments Under FAS 133	Sheet Location	Fair Value	Location	Fair Value
Equity contracts:
Purchased Put Options	Investments	$41,283	N/A	$—
Written Option Contracts	N/A	—	Written Option	5,188
			Contracts
Swap Contracts	Receivables	3,930	Payables	15,607

Foreign exchange contracts:
Forward Currency
Exchange Contracts	N/A	—	Payables	9,990
Total		$45,213		$30,785

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009:

Amount of Realized Gain (Loss) on Derivatives
			Forward
Derivatives Not Accounted		Written	Currency
For as Hedging Instruments	Purchased	Option	Exchange	Swap
Under FAS 133	Put Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(47,171)	$43,069	$—	$(32,000)	$(36,102)
Foreign exchange contracts	—	—	11,421	—	11,421
Total	$(47,171)	$43,069	$11,421	$(32,000)	$(24,681)

Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
Derivatives Not Accounted		Written	Currency
For as Hedging Instruments	Purchased	Option	Exchange	Swap
Under FAS 133	Put Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(1,202)	$2,589	$—	$21,870	$23,257
Foreign exchange contracts	—	—	(18,100)	—	(18,100)
Total	$(1,202)	$2,589	$(18,100)	$21,870	$5,157

B.	Securities Sold Short

The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

The Fund is liable for any dividends payable on securities while those securities are sold short. As collateral for its securities sold short, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers for Securities Sold Short

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two major securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D.	Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the State of New York.  As of June 30, 2009, open Federal and New York tax years include the tax years ended December 31, 2006 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2009.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Written Option Contracts

The Fund writes (sells) call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the written option contracts. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean of the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.	Purchased Options

The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean of the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G.	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2008. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K.	Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the  sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	When-Issued Securities

The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date.  The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M.	Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in the investments on the Statement of Assets and Liabilities.

N.	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

O.	Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, Inc. (the “Adviser”) pursuant to an investment advisory agreement dated July 1, 2003. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser.

The Adviser has agreed to reduce its fees and reimburse the Fund to the extent total annualized expenses, excluding interest expense, dividends on securities sold short and borrowing expense on securities sold short, exceed 1.40% of average daily net assets.  The agreement expires on July 1, 2013.  The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund’s operating expenses, excluding interest expense, dividends on securities sold short and borrowing expense on securities sold short, to exceed the cap on expenses.  For the six months ended June 30, 2009, the Adviser reimbursed $110,382 to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/09	$231,497
12/31/10	$209,476
12/31/11	$227,119
12/31/12	$110,382

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Issued	72,571	$726,307	76,111	$813,115
Reinvested	—	—	21,950	214,451
Redeemed	(75,577)	(781,235)	(52,807)	(535,902)
Net Increase	(3,006)	$(54,928)	45,254	$491,664

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended June 30, 2009 (excluding short-term investments, options and securities sold short) amounted to $13,286,342 and $14,135,314, respectively. There were no purchases or sales of U.S. Government Securities.

At December, 31 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments*	$4,105,291
Gross Unrealized Appreciation	$267,181
Gross Unrealized Depreciation	(678,787)
Net Unrealized Depreciation	$(411,606)
Undistributed Ordinary Income	$305,678
Undistributed Long-Term Capital Gain	7,124
Total Distributable Earnings	312,802
Other Accumulated Gains	$20,053
Total Accumulated Losses	$(78,751)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The tax components of dividends paid during the six months ended June 30, 2009 and the year ended December 31, 2008 were as follows:

	2009	2008
Ordinary Income	$—	$16,501
Long-Term Capital Gains	$—	197,950

The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended December 31, 2008.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 100.00% for the Fund (unaudited).

For the fiscal year ended December 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2008 was 100.00% for the Fund (unaudited).

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2008 was 100.00% for the Fund (unaudited).

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2009 were as follows:

	Premium	Number of
	Amount	Contracts
Options outstanding at December 31, 2008	$2,475	14
Options written	372,666	1,531
Options closed	(149,228)	(597)
Options exercised	(157,917)	(441)
Options expired	(59,779)	(206)
Options outstanding at June 30, 2009	$8,217	301

Note 7 — FORWARD CURRENCY EXCHANGE CONTRACTS

At June 30, 2009, the Fund had entered into “position hedge” forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. JPMorgan Chase & Co. Inc. is the counterparty for all forward contracts. The net unrealized depreciation of $9,990 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at
Date		be Delivered	June 30, 2009	be Received	June 30, 2009
8/14/09	30,618	Australian Dollars	$23,460	U.S. Dollars	$24,580
9/11/09	157,368	Australian Dollars	112,872	U.S. Dollars	126,289
10/9/09	38,731	British Pounds	63,632	U.S. Dollars	63,697
7/31/09	156,000	Canadian Dollars	142,779	U.S. Dollars	134,170
10/30/09	50,050	Canadian Dollars	43,251	U.S. Dollars	43,071
9/25/09	88,099	Euros	119,374	U.S. Dollars	123,551
			$505,368		$515,358

Note 8 — SWAP CONTRACTS

Equity Swap Contracts

The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

Note 8 — SWAP CONTRACTS (continued)

Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At June 30, 2009, the Fund had the following open equity swap contracts:

			Unrealized
			Appreciation
Termination Date	Security	Shares	(Depreciation)	Counterparty
12/31/09	Societe des
	Autoroutes PRR	900	(15,607)	JPMorgan Chase & Co. Inc.
9/30/09	Venture Production plc	5,030	3,930	JPMorgan Chase & Co. Inc.
			$(11,677)

Credit Default Swap Contracts

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues, on its obligation.  The Fund may use the swaps as part of a merger arbitrage strategy involving pending corporate reorganizations. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”).

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform.  The Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of the swap contract counterparty.  At June 30, 2009, the Fund did not have any open credit default swap contracts.

The Merger Fund VL
APPROVAL OF ADVISORY CONTRACT (Unaudited)

On January 17, 2009, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser’s competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund’s investment objectives, policies and restrictions. The Board also reviewed the Adviser’s methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund’s investment approach, the specialized expertise and experience of the Fund’s portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year, three years and since the Fund’s inception, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser’s profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2008 and 2007, less expenses allocated to other funds managed by the Adviser’s affiliate, expenses absorbed by the Adviser to ensure that total Fund operating expenses do not exceed 1.40% on an annual basis, adjusted total expenses, net income (loss) and profit margin.

The Board considered the Fund’s total expense ratio, contractual investment advisory fees and service-provider fee ratio (in the aggregate and separately by fund administration, custodian, fund accounting and transfer agent fee ratios) compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders.

The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund’s soft-dollar arrangements. Based on the information provided, the Board determined that the Fund has been unprofitable to the Adviser, and, hence, the Fund’s fee structure was reasonable compared to funds with similar investment goals and strategies. It was noted that the Fund’s management fees and expense ratio (after the fee waiver and expense reimbursement) are within the average range compared to its peer funds. The Board also considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after July 1, 2013.

The Board considered the issue of economies of scale and noted that, given the very small size of the Fund, consideration of fee breakpoints was premature.

Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and the Fund’s investment performance, and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund’s shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser
Westchester Capital Management, Inc.
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Dividend Paying
Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Frederick W. Green
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Frederick W. Green, President
Bonnie L. Smith, Vice President,
  Treasurer and Secretary
Roy Behren, Chief Compliance Officer

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date  8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date  8/26/09

By (Signature and Title)*   /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date  8/24/09

* Print the name and title of each signing officer under his or her signature.